Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Class of Warrant or Right [Line Items]
Summary of Public and private placement warrants outstanding.	The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022	Exercise Price	Expiration Date
Public warrants	233,332	233,332	$287.50	August 24, 2026
Private placement warrants	7,266	7,266	$287.50	August 24, 2026

Warrant [Member]
Class of Warrant or Right [Line Items]
Summary of Public and private placement warrants outstanding.	The following table summarizes the number of outstanding common stock warrants and placement agent warrants and the corresponding exercise price as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022	Exercise Price	Expiration Date
May 2023 Common Stock Warrants	458,015	—	$13.25	November 30, 2028
May 2023 Placement Agent Warrants	32,060	—	$20.47	May 26, 2028
June 2023 Common Stock Warrants	310,577	—	$25.00	December 8, 2028
June 2023 Placement Agent Warrants	21,739	—	$35.1575	June 6, 2028